Stock Based Compensation (Details) (USD $) In Millions, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Share Based Compensation (Textuals) [Abstract]
Restricted stock awards granted, Shares			210,134
Restricted stock awards granted value			$ 15.8
Restricted stock awards expected to vest over vesting period.			193,550
Stock options			184,700
Stock options, Value	$ 75.37		$ 75.37
Stock based compensation pre-tax expense recognized	3.8	3.1	7.2	6.8
Stock based compensation expense recognized per diluted share after tax	$ 0.05	$ 0.04	$ 0.10	$ 0.10
Total fair value of restricted stock awards vested			12.2	7.4
Compensation cost related to unvested stock options	$ 31.1		$ 31.1